FINANCIAL INVESTORS TRUST (THE “TRUST”)

ALPS | Red Rocks Global Opportunity Fund
Clough China Fund
ALPS | CoreCommodity Management CompleteCommodities Strategy Fund
RiverFront Asset Allocation Aggressive
RiverFront Asset Allocation Growth & Income
RiverFront Asset Allocation Moderate
ALPS | Kotak India Growth Fund
ALPS | Smith Total Return Bond Fund
ALPS | Smith Short Duration Bond Fund
(each, a “Fund”)

SUPPLEMENT DATED JULY 31, 2020 TO THE SUMMARY PROSPECTUSES, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2020, AS SUPPLEMENTED FROM TIME TO TIME

Effective as of September 1, 2020, the following changes are being made with respect to the Funds.

Summary Section and Summary Prospectus for the ALPS | Smith Total Return Bond Fund

The table entitled “Shareholder Fees (fees paid directly from your investment)” in the section entitled “FEES AND EXPENSES OF THE FUND” in the Summary Prospectus and Summary Section of the Fund’s Prospectus is hereby deleted and replaced with the following information:

Shareholder Fees (fees paid directly from your investment)

	Investor Class	Class A	Class C	Class I
Maximum sales charge (load) on purchases (as a percentage of offering price)	None	2.25%	None	None
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	None	None	1.00%	None

The section entitled “Example” in the section entitled “FEES AND EXPENSES OF THE FUND” in the Summary Prospectus and Summary Section of the Fund’s Prospectus is hereby deleted and replaced with the following information:

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers for the current term of the Fund’s Expense Agreement, which ends February 28, 2021. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:	1 Year	3 Years	5 Years	10 Years
Investor Shares	$ 99	$ 332	$ 585	$ 1,306
Class A Shares	$ 332	$ 548	$ 792	$ 1,491
Class C Shares	$ 270	$ 552	$ 958	$ 2,093
Class I Shares	$ 68	$ 234	$ 413	$ 933
You would pay the following expenses if you did not redeem your shares:*
Class C Shares	$ 170	$ 552	$ 958	$ 2,093

*	The expenses that would be paid for Investor Class, Class A, and Class I shares, if a shareholder did not redeem shares, would be the same as shown for that class above.

Descriptions of sales charge waivers and/or discounts for Class A Shares with respect to certain financial intermediaries are reproduced in “Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts” to this prospectus based on information provided by the financial intermediary.

Summary Section and Summary Prospectus ALPS | Smith Short Duration Bond Fund

The table entitled “Shareholder Fees (fees paid directly from your investment)” in the section entitled “FEES AND EXPENSES OF THE FUND” in the Summary Section of the Fund’s Prospectus is hereby deleted and replaced with the following information:

Shareholder Fees (fees paid directly from your investment)

	Investor Class	Class A	Class C	Class I
Maximum sales charge (load) on purchases (as a percentage of offering price)	None	2.25%	None	None
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	None	None	1.00%	None

The section entitled “Example” in the section entitled “FEES AND EXPENSES OF THE FUND” in the Summary Prospectus and Summary Section of the Fund’s Prospectus is hereby deleted and replaced with the following information:

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers for the current term of the Fund’s Expense Agreement, which ends February 28, 2021. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:	1 Year	3 Years	5 Years	10 Years
Investor Class	$ 81	$ 325	$ 589	$ 1,343
Class A Shares	$ 304	$ 545	$ 805	$ 1,548
Class C Shares	$ 252	$ 542	$ 958	$ 2,117
Class I Shares	$ 50	$ 229	$ 422	$ 982
You would pay the following expenses if you did not redeem your shares:*
Class C Shares	$ 152	$ 542	$ 958	$ 2,117

*	The expenses that would be paid for Investor Class, Class A, and Class I shares, if a shareholder did not redeem shares, would be the same as shown for that class above.

Descriptions of sales charge waivers and/or discounts for Class A Shares with respect to certain financial intermediaries are reproduced in “Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts” to this prospectus based on information provided by the financial intermediary.

Prospectus

The following replaces the information under the section entitled “BUYING, EXCHANGING AND REDEEMING SHARES – Sales Charge When You Purchase Investor Class, Class A or Class C Shares” of the Funds’ Prospectus:

Sales Charge When You Purchase Investor Class, Class A or Class C shares

Below is a summary of certain features of Investor Class, Class A, and Class C shares:

	Investor Class	Class A	Class C
Initial Sales Charge	None	Up to 5.50%(1)(2)	None
Contingent Deferred Sales Charge (“CDSC”)	None	None (except on redemptions of certain large purchases held for less than 12 months)	1.00% on redemptions within 12 months
Distribution and Service Fees	Up to 0.40%(2)	Up to 0.40%(2)	1.00%
Dividends	Generally higher than Class C due to lower annual expenses	Generally higher than Class C due to lower annual expenses	Generally lower than Investor Class due to higher annual expenses
Typical Shareholder	Generally more appropriate for long-term investors	Generally more appropriate for long-term investors	Generally more appropriate for short-term investors

(1)

Depending on the total assets you invest. A CDSC of 1.00% may apply to Class A shares redeemed within the first 12 months after a purchase in excess of $1 million, or $500,000 for the ALPS | Smith Total Return Bond Fund and ALPS | Smith Short Duration Bond Fund (the “Smith Funds”). See Section titled “Contingent Deferred Sales Charge” below.

(2)	Depending on the Fund in which you invest.

Class A Shares

The following table lists the sales charges that will be applied to your purchase of Class A shares, subject to the breakpoint discounts indicated in the tables and described below.

Applicable to all Funds, except the ALPS | Smith Total Return Bond Fund and ALPS | Smith Short Duration Bond Fund

Purchase Amount	Sales Charge as a Percentage of Offering Price	Sales Charge as a Percentage of Investment	Dealer Concession as a Percentage of Offering Price*
Less than $50,000	5.50%	5.82%	4.75%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1 million	2.00%	2.04%	1.60%
$1 million or greater	0.00%	0.00%	0.00%

*	“Offering Price” includes the front-end sales load.

Applicable to ALPS | Smith Total Return Bond Fund and ALPS | Smith Short Duration Bond Fund**

Purchase Amount	Sales Charge as a Percentage of Offering Price	Sales Charge as a Percentage of Investment	Dealer Concession as a Percentage of Offering Price*
Less than $100,000	2.25%	2.30%	2.00%
$100,000-$249,999	1.75%	1.78%	1.50%
$250,000 to $499,999	1.25%	1.27%	1.00%
$500,000 to $4,999,999	0.00%	0.00%	1.00%
Next $5,000,000 above that	0.00%	0.00%	0.55%
Next $40 million above that	0.00%	0.00%	0.25%

*	“Offering Price” includes the front-end sales load.

**

A shareholder who exchanges Shares into a Fund with a higher sales charge may be required to pay the new Fund’s initial sales charge or the difference between the Fund’s sales charge and the sales charge applicable to the new Fund.

The following replaces the information under the section entitled “BUYING, EXCHANGING AND REDEEMING SHARES – Contingent Deferred Sales Charge – Class A Shares” of the Funds’ Prospectus:

Class A Shares

If you invest $1 million or more, or $500,000 in the Smith Funds, either as a lump sum or through a Fund’s accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge. However, a contingent deferred sales charge (“CDSC”) of 1% may apply to Class A shares redeemed within the first 12 months after a purchase in excess of $1 million, or $500,000 in the Smith Funds. The CDSC will be based on the lower of the original purchase price or the value of the redemption of the Class A Shares redeemed.

Statement of Additional Information (“SAI”)

The following replaces the information contained in the table under the section entitled “PURCHASE, EXCHANGE & REDEMPTION OF SHARES – Purchase of Shares” of the Funds’ SAI:

Purchase of Shares

The following table lists the sales charges that will be applied to your share purchase, subject to the breakpoint discounts indicated in the tables and described below.

Applicable to all Funds, except the ALPS | Smith Total Return Bond Fund and ALPS | Smith Short Duration Bond Fund

Purchase Amount	Class A (Sales Charge)	Class C (Sales Charge)
Less than $50,000	5.50%	None**
$50,000 but less than $100,000	4.50%	None**

Purchase Amount	Class A (Sales Charge)	Class C (Sales Charge)
$100,000 but less than $250,000	3.50%	None**
$250,000 but less than $500,000	2.50%	None**
$500,000 but less than $1 million	2.00%	None**
$1 million or greater	0.00%*	None**

*	A contingent deferred sales charge of 1.00% may apply to shares redeemed within 12 months after a purchase in excess of $1 million.

**	A contingent deferred sales charge of 1.00% may apply to shares redeemed within 12 months.

Applicable to the ALPS | Smith Total Return Bond Fund and ALPS | Smith Short Duration Bond Fund

Purchase Amount	Class A (Sales Charge)	Class C (Sales Charge)
Less than $100,000	2.25%	None**
$100,000-$249,999	1.75%	None**
$250,000 to $499,999	1.25%	None**
$500,000 to $4,999,999	0.00%*	None**
Next $5,000,000 above that	0.00%*	None**
Next $40 million above that	0.00%*	None**

*	A contingent deferred sales charge of 1.00% may apply to shares redeemed within 12 months after a purchase in excess of $500,000.

**	A contingent deferred sales charge of 1.00% may apply to shares redeemed within 12 months.

The following replaces the information in the first paragraph under the section entitled “PURCHASE, EXCHANGE & REDEMPTION OF SHARES – Dealer Commissions and Compensation” of the Funds’ SAI:

Dealer Commissions and Compensation

Class A Shares

Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to sales charges. For all Funds except the ALPS | Smith Short Duration Bond Fund and ALPS | Smith Total Return Fund, these purchases consist of purchases of $1 million or more; purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees; and purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $10 million or more. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the fund’s IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $4 million (but less than $10 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of 0.50%.

For the ALPS | Smith Short Duration Bond Fund and ALPS | Smith Total Return Fund, these purchases consist of purchases of $1 million or more; purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees; and purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $10 million or more. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the fund’s IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts of less than $5 million, 0.50% on amounts of at least $5 million but less than $10 million and 0.25% on amounts of at least $10 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $4 million (but less than $10 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of 0.50%.

The following replaces the information in the first sentence of the paragraph entitled “Contingent Deferred Sales Charge (“CDSC”)” under the section entitled “PURCHASE, EXCHANGE & REDEMPTION OF SHARES – Redemption Procedures” of the Funds’ SAI:

Contingent Deferred Sales Charge (“CDSC”). Class A share purchases in excess of $1 million, or $500,000 for the Smith Funds, redeemed within 12 months of initial purchase and any Class C share purchases redeemed within 12 months of initial purchase may be charged a CDSC of 1%.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE